Average Annual Total Returns	MSCI EAFE SMID Cap Index One Year	MSCI EAFE SMID Cap Index Five Years	MSCI EAFE SMID Cap Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	(20.82%)	(0.19%)	5.51%	(30.71%)	(0.82%)	5.13%	(30.66%)	(1.50%)	4.24%	(23.86%)	(0.61%)	4.10%	(28.12%)	(0.49%)	5.01%	(26.68%)	0.50%	6.05%	(26.63%)	0.55%	6.08%	Feb. 01, 2019